UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ALLSTATE LIFE INSURANCE CO OF NEW YORK

Address:   100 MOTOR PARKWAY, SUITE 132
           HAUPPAUGE, NEW YORK 11788


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   PAUL SCHUTT
Title:  ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:  847-402-5169

Signature,  Place,  and  Date  of  Signing:

/s/ PAUL SCHUTT                    NORTHBROOK, IL                     2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:  $      124,559
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10298             ALLSTATE INVESTMENTS LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ISHARES DJ SELECT DIVIDEND COMMON         464287168   51,594 1,034,770 SH       DEFINED    1           X      0    0
VANGUARD LARGE CAP ETF     COMMON         922908637   44,939   780,058 SH       DEFINED    1           X      0    0
VANGUARD SMALL CAP VIPERS  COMMON         922908751   28,026   385,875 SH       DEFINED    1           X      0    0